UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

THE TRAVELERS SERIES TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
          (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

        The SEMI-ANNUAL Report to Stockholders is filed herewith.



[INSERT SHAREHOLDER REPORT]

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  THE TRAVELERS SERIES TRUST:

                  ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................  1

Schedule of Investments.....................................  2

Statement of Assets and Liabilities.........................  4

Statement of Operations.....................................  5

Statements of Changes in Net Assets.........................  6

Notes to Financial Statements...............................  7

Financial Highlights........................................  9

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                        [PHOTO OF R. JAY GERKEN]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003

   FACE
  AMOUNT     RATING(A)                             SECURITY                              VALUE
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 74.5%
$1,350,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 7.195% due 8/15/05..................................  $1,312,828
 1,500,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 7.034% due 11/15/05.................................   1,451,169
 2,850,000    AAA        U.S. Treasury Note, Stripped Principal Payment only, to
                           yield 4.541% due 5/15/07..................................   2,626,520
-------------------------------------------------------------------------------------------------
                         TOTAL U.S. TREASURY OBLIGATIONS (Cost -- $4,912,593)........   5,390,517
-------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 5.7%
-------------------------------------------------------------------------------------------------
FOOD -- 3.5%
   180,000    A+         Diageo PLC, zero coupon note to yield 7.788% due 1/6/04.....     178,650
    80,000    BBB+       General Mills Inc., zero coupon bond to yield 7.207% due
                         8/15/04.....................................................      76,913
-------------------------------------------------------------------------------------------------
                                                                                          255,563
-------------------------------------------------------------------------------------------------
INSURANCE -- 1.1%
    80,000    AAA        American International Group, zero coupon bond to yield
                         6.992% due 8/15/04..........................................      78,471
-------------------------------------------------------------------------------------------------
OIL -- 1.1%
    80,000    AAA        Exxon Capital Corp., zero coupon bond to yield 7.008% due
                         11/15/04....................................................      78,285
-------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES (Cost -- $395,600)..........     412,319
-------------------------------------------------------------------------------------------------
                         SUB-TOTAL INVESTMENTS (Cost -- $5,308,193)..................   5,802,836
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.8%
 1,437,000               State Street Corp., 1.000% due 7/1/03; Proceeds at
                           maturity -- $1,437,040;
                           (Fully collateralized by Fannie Mae, 5.250% due 4/15/07;
                           Market value -- $1,467,000) (Cost -- $1,437,000)..........   1,437,000
-------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0% (Cost -- $6,745,193*)...........  $7,239,836
-------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    See page 3 for definitions of ratings.

                        SEE NOTES TO FINANCIAL STATEMENTS.
 2

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  --   Bonds rated "AAA" have the highest rating assigned by
          Standard & Poor's to a debt obligation. Capacity to pay
          interest and repay principal is extremely strong.
AA   --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
A    --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
          economic conditions than bonds in higher rated categories.
BBB  --   Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or
          changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in
          this category than in higher rated categories.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003

ASSETS:
  Investments, at value (Cost -- $5,308,193)................   $5,802,836
  Repurchase agreement, at value (Cost -- $1,437,000).......    1,437,000
  Cash......................................................           96
  Interest receivable.......................................           40
  Receivable from administrator.............................       11,338
-------------------------------------------------------------------------
  TOTAL ASSETS..............................................    7,251,310
-------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased.........................        7,138
  Investment advisory fee payable...........................          429
  Accrued expenses..........................................       21,058
-------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................       28,625
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $7,222,685
-------------------------------------------------------------------------
NET ASSETS:
  Capital paid in excess of par value.......................   $6,547,974
  Undistributed net investment income.......................      145,942
  Accumulated net realized gain from investment
     transactions...........................................       34,126
  Net unrealized appreciation of investments................      494,643
-------------------------------------------------------------------------
TOTAL NET ASSETS............................................   $7,222,685
-------------------------------------------------------------------------
SHARES OUTSTANDING..........................................      596,173
-------------------------------------------------------------------------
NET ASSET VALUE.............................................       $12.12
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
  Interest..................................................     $144,251
---------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................       12,014
  Shareholder communications................................        9,478
  Custody...................................................        4,444
  Investment advisory fee (Note 2)..........................        3,392
  Directors' fees...........................................        2,908
  Shareholder servicing fees................................        2,484
  Administration fee (Note 2)...............................        2,035
  Other.....................................................          387
---------------------------------------------------------------------------
  TOTAL EXPENSES............................................       37,142
  Less: Expense reimbursement (Note 2)......................      (32,054)
---------------------------------------------------------------------------
  NET EXPENSES..............................................        5,088
---------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................      139,163
---------------------------------------------------------------------------
UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
  Change in Net Unrealized Appreciation of Investments:
     Beginning of period....................................      474,733
     End of period..........................................      494,643
---------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION...................       19,910
---------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................     $159,073
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002

                                                                 2003         2002
-------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  139,163   $  279,320
  Net realized gain.........................................          --       36,113
  Increase in net unrealized appreciation...................      19,910      314,217
-------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................     159,073      629,650
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................          --     (539,398)
  Net realized gains........................................          --      (71,822)
-------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................          --     (611,220)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................   1,050,651      760,093
  Net asset value of shares issued for reinvestment of
     dividends..............................................          --      611,220
  Cost of shares reacquired.................................    (465,238)    (655,671)
-------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......     585,413      715,642
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................     744,486      734,072
NET ASSETS:
  Beginning of period.......................................   6,478,199    5,744,127
-------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $7,222,685   $6,478,199
-------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........    $145,942       $6,779
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Zero Coupon Bond Fund Portfolio Series 2005 ("Fund"), a separate investment fund of The Travelers Series Trust ("Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this fund and fifteen other separate investment funds: U.S. Government Securities, Social Awareness Stock, Pioneer Fund, formerly known as Utilities, Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Large Cap, Equity Income, Disciplined Mid Cap Stock, Convertible Securities, MFS Research, MFS Mid Cap Growth and MFS Value Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from reputable brokers or other recognized sources; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity;
(e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TAMIC an investment advisory fee calculated at an annual rate of 0.10% of its average daily net assets. This fee is calculated daily and paid monthly.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays TIC an administration fee calculated at an annual rate of 0.06% of its average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"). TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.06% of the Fund's average daily net assets.

     For the six months ended June 30, 2003, TIC has agreed to reimburse the Fund for expenses in the amount of $32,054.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. During the six months ended June 30, 2003, the Fund paid transfer agent fees of $2,500 to CTB.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates.

     3.  INVESTMENTS

     During the six months ended June 30, 2003, there were no purchases or sales.

     At June 30, 2003, the aggregate unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

----------------------------------------------------------------------
Gross unrealized appreciation...............................  $494,643
Gross unrealized depreciation...............................        --
----------------------------------------------------------------------
Net unrealized appreciation.................................  $494,643
----------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     4.  REPURCHASE AGREEMENTS

     The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     5.  STRIPPED SECURITIES

     The Fund invests primarily in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities, and Stripped Eurodollar Obligations; as well as other stripped securities. Stripped securities can be securities consisting of debt obligations that have been stripped of unmatured interest coupons, securities consisting of unmatured interest coupons that have been stripped from debt obligations, or debt obligations that are issued without interest coupons and are sold at substantial discounts from their face amounts.

     Stripped Securities do not make periodic payments of interest prior to maturity. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the securities. Fluctuations in response to interest rates may be greater than those for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

     6.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                JUNE 30, 2003      DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------
Shares sold.................................................        88,137               62,086
Shares issued on reinvestment...............................            --               51,242
Shares reacquired...........................................       (38,895)             (54,160)
----------------------------------------------------------------------------------------------------
Net Increase................................................        49,242               59,168
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                       2003(1)(2)       2002(2)        2001(2)        2000(2)          1999           1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $11.84          $11.78         $11.56         $10.65         $11.26         $10.53
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)...........      0.23            0.55           0.61           0.67           0.62           0.55
  Net realized and unrealized gain
     (loss)..........................      0.05            0.70           0.13           0.79          (1.23)          0.74
----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.........................      0.28            1.25           0.74           1.46          (0.61)          1.29
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..............        --           (1.05)         (0.50)         (0.55)            --          (0.56)
  Net realized gains.................        --           (0.14)         (0.02)            --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions..................        --           (1.19)         (0.52)         (0.55)            --          (0.56)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......    $12.12          $11.84         $11.78         $11.56         $10.65         $11.26
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.........................      2.36%++        10.79%          6.41%         14.13%         (5.42)%        12.26%
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)....    $7,223          $6,478         $5,744         $4,346         $3,001         $3,170
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(4).....................      0.15%+          0.15%          0.15%          0.15%          0.15%          0.15%
  Net investment income..............      4.10+           4.58           5.18           6.07           5.68           5.63
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..............         0%              0%            16%            30%            18%             3%
----------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the six months ended June 30, 2003 and the five years ended December 31, 2002, Travelers Insurance Company reimbursed the Fund for $32,054, $68,397, $57,934, $46,621, $55,152 and $38,063 in expenses, respectively. If such expenses were not reimbursed, the per share decrease to net investment income and actual expense ratios would have been as follows:

                                                  EXPENSE RATIOS
                 PER SHARE DECREASES              WITHOUT EXPENSE
               TO NET INVESTMENT INCOME            REIMBURSEMENT
               ------------------------         -------------------
  2003                  $0.05                          1.10%+
  2002                   0.14                          1.27
  2001                   0.13                          1.28
  2000                   0.14                          1.44
  1999                   0.20                          1.95
  1998                   0.14                          1.61

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES

R. Jay Gerken, CFA
  Chairman
Robert E. McGill
Frances M. Hawk, CFA, CPA
Lewis Mandell

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

INVESTMENT ADVISER

Travelers Asset Management International Company LLC

ADMINISTRATOR

The Travelers Insurance Company

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

The Fund is a separate investment fund of The Travelers Series Trust, a Massachusetts business trust.
This report is prepared for the general information of contract owners and is not an offer of shares of Zero Coupon Bond Fund Portfolio Series 2005. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Insurance Company and The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

VG-ZERO (Semi) (8-03) Printed in U.S.A.                                  03-4964

ITEM 2. CODE OF ETHICS.

                  Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

        (a)     Not applicable.

        (b)     Attached hereto.

        Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

        Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

THE TRAVELERS SERIES TRUST


By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        The Travelers Series Trust

Date:   August 28, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        The Travelers Series Trust

Date:   August 28, 2003

By:     /s/ Richard L. Peteka
        (Richard L. Peteka)
        Chief Financial Officer of
        The Travelers Series Trust

Date:   August 28, 2003